CAPITAL STOCK AND REVERSE STOCK SPLIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

A summary of activity during the nine months ended September 30, 2023 follows:

	Warrants Outstanding
		Weighted Average
	Number	Exercise Price
Outstanding, December 31, 2022	267	$13,242.00
Granted	753,973	.60
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, September 30, 2023	754,240	$8.03

A summary of activity during the period ended December 31, 2022 follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	10	$12,000.
Granted	236	13,308
Reset feature	-	-
Exercised	(4)	3,480
Forfeited/canceled	-	-
Outstanding, December 31, 2021	245	$16,716
Granted	34	3,600
Reset feature	-	-
Exercised	(13)	-
Forfeited/canceled	-	-
Outstanding, December 31, 2022	267	$13,242

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2023:

Exercisable Warrants Outstanding
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price
10	2.20	$96,000.00
12	2.56	$72,000.00
26	2.82	$21,600.00
5	3.00	$21,600.00
55	3.05	$5,929.10
124	3.23	$4,464.00
32	3.61	$3,600.00
3	3.61	$3,600.00
270,833	.75	$0.60
250,000	.75	$0.60
191,473	.19	$0.60
41,667	.76	$0.60
754,240	.59	$5.09

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
10	2.95	$96,000	-	$-
12	3.31	$72,000	-	$-
26	3.57	$21,600	-	$-
5	3.75	$21,600	-	$-
55	3.80	$5,928	-	$-
124	4.00	$4,464	-	$-
34	4.36	$3,600	-	$-